Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Share-Based Compensation
Share-Based Compensation

10. Share-Based Compensation

Leju Plan

In November 2013, the Group adopted a share incentive plan (“Leju Plan”), which allows the Group to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Group. Under the Leju Plan, the maximum number of shares that may be issued shall be 8% of the total outstanding shares on an as-converted and fully diluted basis as of the effective date of the plan. Options have a ten-year life.

Share Options:

On December 1, 2013, the Company granted 7,192,000 options to purchase its ordinary shares to certain of the Group’s employees and E-House’s employees at an exercise price of $4.60 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

On December 16, 2013, the Company granted 600,000 restricted shares to a director and an E-House employee to replace the same number of options previously granted under the Leju plan, with all other terms unchanged. The purchase price of the restricted shares is $4.60 per share, which were the exercise prices of the options that were replaced. The modification did not result in any incremental compensation expense. Cash received from the advance payment of the restricted shares are recorded as an amount due to related parties.

In January, 2014, the Company granted 60,000 restricted shares to an E-House employee to replace the same number of options previously granted under the Leju plan, with all other terms unchanged. The purchase price of the restricted shares is $4.60 per share, which were the exercise prices of the options that were replaced. The modification did not result in any incremental compensation expense. Cash received from the advance payment of the restricted shares are recorded as an amount due to related parties.

During 2015, the Company granted 2,517,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise prices from $5.54 to $9.68 per share, respectively. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

The Company has used the binomial model to estimate the fair value of the options granted under the Leju Plan. The fair value per option was estimated at the date of grant using the following assumptions:

	2013	2015
Risk-free rate of return	2.98%	2.14%
Contractual life of option	10 years	10 years
Estimated volatility rate	56.74%	62.82%
Dividend yield	0.00%	2.56%

A summary of option activity under the Leju Plan during the year ended December 31, 2015 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Weighted Average Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2015	6,133,799	4.60	8.92	37,784,202
Granted	2,517,000	6.38
Exercised	(196,185)	4.60		949,907
Forfeited	(390,896)	5.26

Outstanding, as of December 31, 2015	8,063,718	5.12	8.50	4,806,104

Vested and expected to vest as of December 31, 2015	7,824,106	5.51	8.97	1,663,274
Exercisable as of December 31, 2015	3,635,917	4.60	7.92	4,072,227

The weighted average grant-date fair value of the options granted in December 2013 was $2.21 and $3.44 per share of the options granted in 2015. For the year ended December 31, 2013, 2014 and 2015, the Company recorded compensation expenses of $289,649, $3,464,140 and $4,025,809 for the share options granted to the Group’s employees and recorded deemed distribution to E-House of $92,225, $1,061,412 and $1,070,383 for the share options granted to E-House’s employees, respectively. During the years ended December 31, 2014 and 2015, 266,201 and 196,185 options were exercised having a total intrinsic value of $1,668,693 and $949,907, respectively.

As of December 31, 2015, there was $11,525,658 of total unrecognized compensation expense related to unvested share options granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 2.13 years.

Restricted Shares:

On March 18, 2014, the Company granted 866,000 restricted shares to certain employees, directors and officers, under the terms of each restricted shares, restricted shares vest over three years. On August 21, 2014, the Company granted 229,400 restricted shares to certain employees and officers, under the terms of each restricted shares, restricted shares vest over eight months.

A summary of restricted share activity under the Leju Plan during the year ended December 31, 2015 is presented below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Outstanding, as of January 1, 2015	1,526,600	9.42
Granted	—
Vested	(719,064)	9.98
Forfeited	(10,200)	16.25

Outstanding, as of December 31, 2015	797,336	8.82

The total fair value of restricted shares vested in 2013, 2014 and 2015 was nil, $486,200 and $7,179,455, respectively.

For the years ended December 31, 2013, 2014 and 2015, the Company recorded compensation expenses of $20,855, $4,881,656 and $5,273,322 for the restricted shares granted to the Group’s employees and recorded deemed distribution to E-House of $13,903, $41,570 and $41,580 for the share options granted to E-House’s employees, respectively.

As of December 31, 2015, there was $4,384,344 of total unrecognized compensation expense related to unvested restricted shares granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 1.19 years.

Omnigold Plan:

In 2015, the Group’s subsidiary, Omnigold Holdings Limited (“Omnigold”), adopted a share incentive plan (“Omnigold Plan”), which proposed that (i) the maximum number of shares of Omnigold available for issuance pursuant to all awards under the Ominigold Plan shall initially be 5,000,000 as of the date of the Ominigold Plan was approved and adopted by the Board of Omnigold (the “Effective Dare”), and (ii) the Ominigold Plan shall be increased automatically by 5% of the then total issued and outstanding shares of Omnigold on an as-converted fully diluted basis on each of the third, sixth and ninth anniversary of the Effective Date.

On August 11, 2015, Omnigold granted 2,400,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise price of $1.50 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

The Company has used the binomial model to estimate the fair value of the options granted under the Omnigold Plan. The fair value per option was estimated at the date of grant using the following assumptions:

2015
Risk-free rate of return	3.33%
Contractual life of option	10 years
Estimated volatility rate	63.69%
Dividend yield	0.00%

A summary of option activity under the Omnigold Plan during the year ended December 31, 2015 is presented below:

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2015	—
Granted	2,400,000	1.50	10.00	—
Exercised	—
Forfeited	(130,000)	1.50		—

Outstanding, as of December 31, 2015	2,270,000	1.50	9.61	—

Vested and expected to vest as of December 31, 2015	1,966,771	1.50	9.61	—
Exercisable as of December 31, 2015	—

The grant-date fair value of the options granted in August, 2015 was $0.30 per share. For the year ended December 31, 2015, the Company recorded compensation expenses of $80,577.

As of December 31, 2015, there was $545,884 of total unrecognized compensation expense related to unvested share options granted under the Omnigold Plan. That cost is expected to be recognized over a weighted-average period of 2.61 years.

E-House’s Share Incentive Plan (the “E-House Plan”)

In 2006, E-House Holdings adopted the E-House Plan, which allows E-House Holdings to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to E-house. Under the E-House Plan, E-House Holdings authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, E-House Holdings authorized an increase of 4,013,619 ordinary shares to the award pool. In November 2012, E-House Holdings further authorized an increase of 1,273,000 ordinary shares to the award pool. In August, 2013, E-House Holdings authorized an increase of 6,644,659 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

Share Options:

A summary of option activity under the E-House Plan during the year ended December 31, 2015 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Weighted Average Aggregate Intrinsic Value of Options
Outstanding, as of January 1, 2015	9,476,704	4.52		25,776,635
Exercised	(513,261)	1.86		1,745,007
Forfeited	(7,160)	4.74

Outstanding, as of December 31, 2015	8,956,283	4.67	4.80	14,509,178

Vested and expected to vest as of December 31, 2015	8,956,283	4.67	4.80	14,509,178
Exercisable as of December 31, 2015	8,956,283	4.67	4.80	14,509,178

E-House Holdings recorded compensation expense of $12,817,935, $5,950,940 and nil for the years ended December 31, 2013, 2014 and 2015, respectively. During the years ended December 31, 2013, 2014 and 2015, 4,596,761, 3,446,585 and 513,261 options were exercised having a total intrinsic value of $25,248,554, $23,679,729 and $1,745,007, respectively.

As of December 31, 2015, there is no unrecognized compensation expense related to unvested share options granted under the E-House Plan.

Restricted Shares:

E-House Holdings granted 1,303,000, 1,439,000 and nil restricted shares to certain employees, directors and officers in 2013, 2014 and 2015 respectively. Under the terms of each restricted shares, restricted shares vest over three years.

A summary of restricted share activity under the E-House Plan during the year ended December 31, 2015 is presented below:

		Weighted
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Unvested as of January 1, 2015	2,697,049	8.50
Granted	—
Vested	(1,288,330)	7.69
Forfeited	(50,004)	7.90

Unvested as of December 31, 2015	1,358,715	8.50

The total fair value of restricted shares vested in 2013, 2014 and 2015 was $5,612,379, $6,094,602 and $9,909,868, respectively.

As of December 31, 2015, there was $11,558,404 of total unrecognized compensation expense related to restricted shares granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 1.53 years.

E-House Holdings recorded compensation expense of $5,668,460, $6,174,583 and $9,680,385, for the years ended December 31, 2013 and 2014 and 2015, respectively, related to restricted shares.

Share-based compensation expenses under E-House Plan allocated to the Group

The share-based compensation expense under E-House Plan allocated to the Group was $6,000,438 and $572,340 for the years ended December 31, 2013 and the period from January 1, 2014 to the IPO date, respectively. These expenses are part of the selling, general and administrative expenses allocated from E-House, which were waived and have been reflected as capital contributions as of the date such expenses were originally allocated. Subsequent to the IPO, E-House began charging the Group transitional corporate service fees, $1,857,996 and $1,066,477 share-based compensation expense under E-House Plan and CRIC Plan were charged to Leju from the IPO date to December 31, 2014 and for the year ended December 31, 2015. (See Note 13)

Other Equity Compensation

In September 2014, the Group acquired non-controlling interests from certain employee shareholders. The price premium paid over the fair value of the ordinary shares amounting $4,276,810 was recorded as share-based compensation costs and to be amortized over the required two-year service period (See Note 3). $534,601 and $2,138,404 stock compensation expense was recognized for the year ended December 31, 2014 and 2015. As of December 31, 2014 and 2015, there was $3,742,209 and $1,603,805 of total unrecognized compensation expense related to this compensation agreement.